Summary of Assets and Liabilities Measured at Fair Value on Recurring and Non-Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets at fair value
Fixed income securities	$ 7,945,942	$ 9,390,647
Short-term investments	184,820	361,369
Other invested assets	18,412	26,897
Separate accounts assets	1,395,141	1,573,865
Total assets at fair value	9,543,638	11,351,882
Liabilities at fair value
Separate accounts liabilities	(1,395,141)	(1,573,865)
Total liabilities at fair value	(1,478,794)	(1,662,978)
Guaranteed accumulation benefits
Liabilities at fair value
Policyholders' account balances	(7,499)	(6,367)
Guaranteed withdrawal benefits
Liabilities at fair value
Policyholders' account balances	(315)	(366)
Asset-backed securities ("ABS")
Assets at fair value
Fixed income securities	536,791	382,643
Commercial mortgage-backed securities ("CMBS")
Assets at fair value
Fixed income securities	506,699	333,483
Residential mortgage-backed securities ("RMBS")
Assets at fair value
Fixed income securities	212,799	189,881
Equity indexed annuity contracts
Liabilities at fair value
Policyholders' account balances	(64,138)	(63,660)
Equity indexed life contracts
Liabilities at fair value
Policyholders' account balances	(11,701)	(18,720)
Foreign government
Assets at fair value
Fixed income securities	61,643	255,208
Recurring basis
Assets at fair value
Short-term investments	184,820	361,369
Separate accounts assets	1,395,141	1,573,865
Recurring basis | United States Government, Government Agencies and Authorities
Assets at fair value
Fixed income securities	168,578	307,952
Recurring basis | States, municipalities and political subdivisions
Assets at fair value
Fixed income securities	720,757	543,735
Recurring basis | All other corporate bonds
Assets at fair value
Fixed income securities	5,738,675	7,377,745
Recurring basis | Asset-backed securities ("ABS")
Assets at fair value
Fixed income securities	536,791	382,643
Recurring basis | Commercial mortgage-backed securities ("CMBS")
Assets at fair value
Fixed income securities	506,699	333,483
Recurring basis | Residential mortgage-backed securities ("RMBS")
Assets at fair value
Fixed income securities	212,799	189,881
Recurring basis | Equity Options
Assets at fair value
Other invested assets	17,627	25,672
Recurring basis | Future
Assets at fair value
Other invested assets	108	329
Recurring basis | Foreign government
Assets at fair value
Fixed income securities	61,643	255,208
Quoted prices in active markets for identical assets (Level 1)
Assets at fair value
Total assets at fair value	1,589,855	1,804,253
Liabilities at fair value
Separate accounts liabilities	(1,395,141)	(1,573,865)
Total liabilities at fair value	(1,395,141)	(1,573,865)
Quoted prices in active markets for identical assets (Level 1) | Recurring basis
Assets at fair value
Short-term investments	166,358	191,979
Separate accounts assets	1,395,141	1,573,865
Quoted prices in active markets for identical assets (Level 1) | Recurring basis | United States Government, Government Agencies and Authorities
Assets at fair value
Fixed income securities	10,621	12,408
Quoted prices in active markets for identical assets (Level 1) | Recurring basis | Equity Options
Assets at fair value
Other invested assets	17,627	25,672
Quoted prices in active markets for identical assets (Level 1) | Recurring basis | Future
Assets at fair value
Other invested assets	108	329
Significant other observable inputs (Level 2)
Assets at fair value
Total assets at fair value	7,928,003	9,508,637
Liabilities at fair value
Total liabilities at fair value	(11,701)	(18,720)
Significant other observable inputs (Level 2) | Equity indexed life contracts
Liabilities at fair value
Policyholders' account balances	(11,701)	(18,720)
Significant other observable inputs (Level 2) | Recurring basis
Assets at fair value
Short-term investments	18,462	145,677
Significant other observable inputs (Level 2) | Recurring basis | United States Government, Government Agencies and Authorities
Assets at fair value
Fixed income securities	157,957	295,544
Significant other observable inputs (Level 2) | Recurring basis | States, municipalities and political subdivisions
Assets at fair value
Fixed income securities	720,757	543,735
Significant other observable inputs (Level 2) | Recurring basis | All other corporate bonds
Assets at fair value
Fixed income securities	5,727,155	7,370,409
Significant other observable inputs (Level 2) | Recurring basis | Asset-backed securities ("ABS")
Assets at fair value
Fixed income securities	522,531	377,393
Significant other observable inputs (Level 2) | Recurring basis | Commercial mortgage-backed securities ("CMBS")
Assets at fair value
Fixed income securities	506,699	330,790
Significant other observable inputs (Level 2) | Recurring basis | Residential mortgage-backed securities ("RMBS")
Assets at fair value
Fixed income securities	212,799	189,881
Significant other observable inputs (Level 2) | Recurring basis | Foreign government
Assets at fair value
Fixed income securities	61,643	255,208
Significant unobservable inputs (Level 3)
Assets at fair value
Total assets at fair value	25,780	38,992
Liabilities at fair value
Total liabilities at fair value	(71,952)	(70,393)
Significant unobservable inputs (Level 3) | Guaranteed accumulation benefits
Liabilities at fair value
Policyholders' account balances	(7,499)	(6,367)
Significant unobservable inputs (Level 3) | Guaranteed withdrawal benefits
Liabilities at fair value
Policyholders' account balances	(315)	(366)
Significant unobservable inputs (Level 3) | Equity indexed annuity contracts
Liabilities at fair value
Policyholders' account balances	(64,138)	(63,660)
Significant unobservable inputs (Level 3) | Recurring basis
Assets at fair value
Short-term investments		23,713
Significant unobservable inputs (Level 3) | Recurring basis | All other corporate bonds
Assets at fair value
Fixed income securities	11,520	7,336
Significant unobservable inputs (Level 3) | Recurring basis | Asset-backed securities ("ABS")
Assets at fair value
Fixed income securities	$ 14,260	5,250
Significant unobservable inputs (Level 3) | Recurring basis | Commercial mortgage-backed securities ("CMBS")
Assets at fair value
Fixed income securities		$ 2,693